Notes to the Profit or Loss Statement - Summary of Income Taxes (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax Provisions [Line Items]
Current tax benefit / (expense)	€ 1,464,000	€ (577,000)	€ 1,172,000
Deferred Tax Benefit / (Expenses)	(275,000)	(168,001,000)	75,419,000
Total Income Tax Benefit / (Expenses)	€ 1,188,537	(168,578,523)	76,590,860
Current tax expense (income) and adjustments for current tax of prior periods		(577,000)	€ 96,000
Previously Reported
Tax Provisions [Line Items]
Total Income Tax Benefit / (Expenses)		€ (168,578,000)